Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common shares reserved for issuance	19,595,000
Options granted	187,500	80,000
Weighted-average grant date fair value	$ 1.18
Options excercised	(20,000)
Aggregate intrinsic value	$ 36,000
Stock based compensation expense	282,262	$ 59,122
Unrecognized compensation cost	$ 8,404
Unrecognized compensation cost expected life	2 years 3 months
2013 Plan [Member]
Common shares reserved for issuance	20,000,000
Stock options grant description	however, no person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the 2013 Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000.
Stock options incentive percentage description	ten percent or more
Excecise price per share limit	not be less than 110% of the fair market value
Option granted before date	Jun. 20, 2023